Document and Entity Information	Feb. 13, 2023
Cover [Abstract]
Entity Address, State or Province	TX
Amendment Flag	false
Entity Central Index Key	0000821483
Document Type	8-K
Document Period End Date	Feb. 13, 2023
Entity Registrant Name	Par Pacific Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	1-36550
Entity Tax Identification Number	84-1060803
Entity Address, Address Line One	825 Town & Country Lane
Entity Address, Address Line Two	Suite 1500
Entity Address, City or Town	Houston
Entity Address, Postal Zip Code	77024
City Area Code	(281)
Local Phone Number	899-4800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.01 par value
Trading Symbol	PARR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false